Fair value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs (Detail) - $ / shares				3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 21, 2020	Dec. 31, 2020	Dec. 31, 2020
Fair value Measurements [Abstract]
Stock price	$ 10.49	$ 9.97	$ 9.71	$ 10.49	$ 10.49
Volatility	24.50%	19.00%	19.00%	24.50%
Expected life of the options to convert	6 years 2 months 12 days	6 years 6 months	6 years 6 months	6 years 2 months 15 days
Risk-free rate	0.54%	0.42%	0.42%	0.54%
Dividend yield